SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
SEGMENT INFORMATION
Schedule of information on reportable segments and reconciliation to consolidated operating income

Information on reportable segments and reconciliation to consolidated operating income is as follows (in millions):

	Year Ended December 31,
	2017	2016	2015
Vacation Ownership:
Resort operations revenue	$213	$136	$17
Management fee and other revenue	155	110	88
Sales of vacation ownership products, net	464	313	27
Consumer financing revenue	89	57	5
Cost reimbursement revenue	228	170	57
Total revenue	1,149	786	194
Cost of service and membership related	83	48	34
Cost of sales of vacation ownership products	90	101	20
Cost of sales of rental and ancillary services	203	114	7
Cost of consumer financing	29	13	—
Cost reimbursements	228	170	57
Total cost of sales	633	446	118
Royalty fee expense	41	27	2
Selling and marketing expense	244	137	12
General and administrative expense	102	82	47
Amortization expense of intangibles	8	8	5
Depreciation expense	39	25	2
Segment operating income	$82	$61	$8

	Year Ended December 31,
	2017	2016	2015
Exchange and Rental:
Transaction revenue	$198	$198	$193
Membership fee revenue	143	138	129
Ancillary member revenue	9	8	8
Total member revenue	350	344	330
Club rental revenue	105	63	9
Other revenue	20	21	22
Rental management revenue	49	48	50
Cost reimbursement revenue	98	95	94
Total revenue	622	571	505
Cost of service and membership related	82	77	72
Cost of sales of rental and ancillary services	92	69	33
Cost reimbursements	98	95	94
Total cost of sales	272	241	199
Royalty fee expense	2	1	1
Selling and marketing expense	49	52	55
General and administrative expense	123	116	103
Amortization expense of intangibles	12	11	9
Depreciation expense	21	18	16
Segment operating income	$143	$132	$122

	Year Ended December 31,
	2017	2016	2015
Consolidated:
Revenue	$1,771	$1,357	$699
Cost of sales	905	687	317
Operating expenses	641	477	252
Operating income	$225	$193	$130

Schedule of financial information by reportable segment

Selected financial information by reporting segment is presented below (in millions).

	December 31,
	2017	2016
Total Assets:
Vacation Ownership	$2,603	$2,229
Exchange and Rental	1,084	1,085
Total	$3,687	$3,314

Schedule of capital expenditures by reporting segment

	Year Ended December 31,
	2017	2016	2015
Capital expenditures
Vacation Ownership	$102	$66	$4
Exchange and Rental	17	29	16
Total	$119	$95	$20

Schedule of geographic information on revenue, based on sourcing, and long-lived assets, based on physical location

Geographic information on revenue, based on sourcing, and long‑lived assets, based on physical location, is presented in the table below (in millions).

	Year Ended December 31,
	2017	2016	2015
Revenue:
United States	$1,500	$1,154	$578
All other countries(1)	271	203	121
Total	$1,771	$1,357	$699
(1)	Includes countries within the following continents: Africa, Asia, Australia, Europe, North America and South America.

	December 31,	December 31,
	2017	2016
Long-lived assets, net (excluding goodwill and intangible assets):
United States	$486	$469
Mexico	126	107
Europe	4	4
Total	$616	$580